DEFERRED REVENUE - Disclosure of changes in deferred revenue (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 24, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Income [Line Items]
Beginning balance		$ 52,758
Finance expense		5,549	$ 5,172
Ending balance		58,797	52,758
Osisko Gold Royalties Ltd [Member]
Disclosure Of Deferred Income [Line Items]
Beginning balance		52,758	43,991
Additional deposit on silver stream amendment	$ 8,510		8,510
Finance expense		5,549	5,172
Amortization of deferred revenue		(4,807)	(4,915)
Ending balance		$ 53,500	$ 52,758